UNITED STATES

		     SECURITIES AND EXCHANGE COMMISSION

			   Washington, D.C.  20549

				  FORM N-CSR

	     CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

			     INVESTMENT COMPANIES

		Investment Company Act file number:  811-9521

			      MANAGERS AMG FUNDS
---------------------------------------------------------------------
	      (Exact name of registrant as specified in charter)

		40 Richards Avenue, Norwalk, Connecticut 06854
---------------------------------------------------------------------
	     (Address of principal executive offices)  (Zip code)


			    The Managers Funds LLC
		40 Richards Avenue, Norwalk, Connecticut 06854
		    (Name and address of agent for service)
---------------------------------------------------------------------
Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2002 - OCTOBER 31, 2003
				(Annual Shareholder Report)

Item 1. REPORT TO SHAREHOLDERS.
=====================================================================

[AMG Logo omitted]

Managers AMG Funds

ESSEX

ESSEX AGGRESSIVE GROWTH FUND
ESSEX LARGE-CAP GROWTH FUND
------------------------------------------------------
Annual Report
October 31, 2003

ESSEX AGGRESSIVE GROWTH FUND
ESSEX LARGE-CAP GROWTH FUND

		   Annual Report
   		 October 31, 2003


		TABLE OF CONTENTS
		-----------------

							Begins
							on Page
							-------
Letter to Shareholders					 1
Portfolio Managers' Comments				 3
Summary of Industry Weightings and Top Ten Holdings	 7
Schedules of Portfolio Investments			 8
Financial Statements:
 Statements of Assets and Liabilities			13
  Fund balance sheet, net asset value (NAV) per share
   computation and cumulative undistributed amounts
 Statements of Operations				14
  Detail of sources of income, Fund expenses, and
   Realized and unrealized gains (losses)during the
   Period
 Statements of Changes in Net Assets			15
  Detail of changes in Fund assets for the past two
   periods
Financial Highlights					17
 Historical net asset values per share, total returns,
  Expense ratios, turnover ratios and net assets
Notes to Financial Statements				20
 Accounting and distribution policies, details of
  Agreements and transactions with Fund management
  and affiliates
Report of Independent Auditors				25
Trustees and Officers					26


Letter to Shareholders
----------------------------------------------------------------
Dear Fellow Shareholders:

The stock market has performed very well since our last report. I believe this is due to two important factors. First, the perceived risk in the environment is considerably lower now than it was in the early months of 2003.This is mostly a result of the seemingly swift success of our military in toppling the government in Iraq. Although the war lingers on and there is great debate about how it may be resolved, the economic impacts are better understood now than before the war started. Second, the economy is clearly improving. The relatively aggressive monetary stimulus applied by the Federal Reserve over the past several years is working. The recently revised estimate of GDP indicates that the economy grew by an annualized 8.2% during the 3 rd quarter, which is the highest quarterly gain since 1984. As many investors had hoped, the cost cutting and business rationalization that has taken place over the last few years added leverage to that growth rate. The U.S. Commerce Department recently reported that corporate profits grew by 30% year over year, also the largest increase since 1984. Although unemployment has yet to drop significantly, it seems to be leveling off. Meanwhile, consumer confidence has rebounded sharply since March, and both consumer spending and retail sales have continued to grow. Likewise, industrial production and the Purchasing Managers Index have expanded since mid-year.

I am pleased to report that both Essex Funds participated fully in this rally as a result of the managers positioning their portfolios for an improving economy. For the fiscal year ended October 31, 2003, both classes of the Essex Aggressive Growth Fund returned more than 27% while the Russell 3000 index returned 23.69%. Since its inception on June 30, 2003 through October 31, 2003,the Essex Large-Cap Growth Fund returned 9.30%, while the S&P 500 returned 8.45% for the same period. More detailed discussions of both of the Funds' results for the year along with descriptions of how the portfolios are currently positioned are included within this report.

As you are no doubt aware, certain firms in the mutual fund industry are facing serious charges with respect to whether they and their principals fulfilled their fiduciary duty to their clients. To remove any confusion about this matter, I would like to provide you with an update regarding the policies and procedures that apply to the trading of our Funds.

We have a number of processes and procedures in place that are designed to deter and prohibit potentially excessive trading activity in our Funds. As outlined in our Funds' prospectus, each Fund reserves the right to refuse any exchange request if it is determined that such request could adversely affect the Fund, including if a person or group has engaged in excessive trading (as determined in our sole discretion). Our policy is to evaluate any instances of trading that we believe may be excessive (whether large trades or potentially excessive trading activity) on a case-by-case basis, and we will cancel trades and block accounts as appropriate in order to discourage and deter such activity. As further stated in the Funds' prospectus, we also have the right to delay sending out redemption proceeds in certain cases, and we have explicitly reserved the absolute right to refuse a purchase order for any reason.

The late trading under investigation is illegal under the Investment Company Act of 1940 and other federal securities laws, and our Funds have never permitted such late trading.

We will continue to review and, if necessary, modify our policies, procedures and practices in an effort to ensure that we are fulfilling our commitment to our clients,

----------------------------------------------------------------
operating in compliance with all applicable laws, rules and regulations, and prohibiting the type of conduct described in the recent allegations.

Please be assured that we at Managers put our clients' interests first and foremost, and we will do everything within our power to continue to fulfill the trust that you have placed in us. We would be happy to discuss any of these matters in greater detail with you, and we appreciate the opportunity to serve your investment needs.

Should you have any questions about this report or the Funds in general, please feel free to contact us at 1-800-835-
3879, or visit our website, www.managersamg.com.

Thank you for your investment.

Sincerely,

/s/ Peter M. Lebovitz
---------------------
Peter M. Lebovitz

President
Managers AMG Funds

----------------------------------------------------------------
Essex Aggressive Growth Fund
Portfolio Manager Comments
----------------------------------------------------------------
The Essex Aggressive Growth Fund (the "Fund") ended its fiscal year on October 31, 2003 with good absolute and relative performance. For the year, the Fund and its relevant benchmarks returned the following:


Essex 			Essex
Aggressive Growth 	Aggressive Growth 	Russell 	S&P
Institutional Class 	Investor Class 		3000 		500
--------------------	-------------------	----------	-----------
+27.41%			+27.10%			+23.69%		+20.80%



We identified a change early in the year that led us to posture the Fund in companies that could dominate their businesses and thereby gain market share in a difficult economic environment. We also made sure that these companies were controlling their costs thereby making it possible to show significant earnings gains with only modest sales increases. The companies represented a cross section of sectors with the common denominators being the criteria mentioned above allowing great leverage to earnings.

In an effort to identify the companies that met these criteria, we put less emphasis on the consumer related area and more in the industrial and financial sectors. Contrary to our own expectations, the consumer continued to spend and some stocks in this sector did well causing us to miss some opportunities. Fortunately we more than offset that with winning stocks in the more dynamic areas such as health care, technology, and transportation. For example, the stocks that contributed the most to performance were Martek Biosciences, Esperion Therapeutics, Gilead Sciences, EMC Corp., Broadcom, McData, China Telecom, Jet Blue Airways, and Goldman Sachs.

While the stock market has rebounded solidly from the bear market we experienced from March 2000 to October 2002, we believe that 2004 should provide further gains. Liquidity in the system is plentiful and bond yields are low, forcing investors to turn to equities. There are signs that business is improving and the labor force is growing.Thus the earn-ings leverage we are seeking in companies once sales start increasing is on the horizon.

Cumulative Total Return Performance
-----------------------------------
The cumulative total return for each share class is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 commonly traded securities designed to measure performance of the broad domestic economy through changes in the aggregate market value of those securities. The Index assumes reinvestment of dividends. These charts compare a hypothetical $10,000 investment made in Essex Aggressive Growth Fund's Institutional Class on March 1, 2002 (commencement of operations) and the Investor Class on November 1, 1999 through October 31, 2003, to a $10,000 investment made in the S&P 500
Index for the same time periods. The graphs and charts do not reflect the deduction of taxes that a shareholder would pay on a Fund's distribution or redemption of shares. Past performance is not indicative of future results. Total returns would have been lower had certain expenses not been reduced on the Investor shares.

----------------------------------------------------------------
Essex Aggressive Growth Fund
Portfolio Manager Comments (continued)
----------------------------------------------------------------


Note: At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares.
Results prior to March 1, 2002 are reflected in the performance table of the Investor Class.

Investor Class:
---------------

		Essex Aggressive Growth-
Period Ended	Investor Class		S&P 500 Index
-------------	-----------------------	-------------
11/01/1999	$10,000			$10,000
10/31/2000	$16,940			$10,678
10/31/2001	$ 8,850			$ 8,019
10/31/2002	$ 7,010			$ 6,807
10/31/2003	$ 8,901			$ 8,223






				    	 One		    Three	     Since
Average Annualized Total Returns    	 Year	  	    Years	   Inception*
-------------------------------- 	 ----------	-------------	----------------
Essex Aggressive Growth - Investor Class 27.10%		-19.28		-2.84%
S&P 500 Index				 20.80%		 -8.34		-4.77


* Commencement of operations was November 1, 1999

Institutional Class:
--------------------

		Essex Aggressive Growth-
Period Ended	Investor Class		S&P 500 Index
-------------	-----------------------	-------------
03/01/2002	$ 10,000		$ 10,000
10/31/2002	$  8,472		$  7,909
10/31/2003	$ 10,794		$  9,554






				    		One		Since
Average Annualized Total Returns    		Year	  	Inception*
-------------------------------- 		----------	-------------
Essex Aggressive Growth - Institutional Class 	27.41%		  4.69%
S&P 500 Index				 	20.80%		  2.70%


* Commencement of operations was March 1, 2002.

---------------------------------------------------------------
Essex Large-Cap Growth Fund
Portfolio Manager Comments
---------------------------------------------------------------
The Managers AMG Essex Large-Cap Growth Fund (the "Fund") ended its fiscal year on October 31, 2003 with both good absolute and relative performance. Since the Fund's inception on June 30, 2003, the Fund and its relevant benchmarks returned the following:


Essex			Russell
Large-Cap Growth Fund	1000 Growth 		S&P 500
---------------------	-----------		-------
9.30%			9.75%			8.45%



We identified a change early in the year that led us to posture the Fund in companies that could dominate their businesses and thereby gain market share in a difficult economic environment. We also made sure that these companies were controlling their costs thereby making it possible to show significant earnings gains with only modest sales increases. The companies represented a cross section of sectors with the common denominators being criteria mentioned above allowing great leverage to earnings.

In an effort to identify the companies that met these criteria, we put less emphasis on the consumer related area and more in the industrial and financial sectors. Contrary to our own expectations, the consumer continued to spend and numerous stocks in this sector did well causing us to miss some opportunities. Fortunately we more than offset that with winning stocks in the more dynamic areas such as health care, technology, and transportation.

In health care, our biotech and device holdings added considerably to performance. Specifically, Genentech, Martek
Biosciences and Boston Scientific performed quite well.

Technology broadly performed well. Our holdings in Cisco, Dell, EMC, Intel, QLogic and Maxim Integrated all experienced terrific price performance.

China Telecom and Comcast certainly added to the performance as did Diebold and 3M Company.

While the stock market has rebounded solidly from the bear market we experienced from March 2000 to October 2002, we believe that 2004 should provide further gains. Liquidity in the system is plentiful and bond yields are low, forcing investors to turn to equities. There are signs that business is improving and the labor force is growing. Thus the earnings leverage we are seeking in companies once sales start increasing is on the horizon.

Cumulative Total Return Performance
-----------------------------------
The Fund's cumulative total return is based on the daily change in net asset value (NAV), and assumes that all distributions were reinvested. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 commonly traded securities designed to measure performance of the broad domestic economy through changes in the aggregate market value of those securities. The Index assumes reinvestment of dividends. This chart compares a hypothetical $10,000 investment made in Essex Large-Cap Growth Fund on June 30, 2003 (commencement of operations) to a $10,000 investment made in the S&P 500 Index for the same time period. The graphs and charts do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares.Past

---------------------------------------------------------------
Essex Large-Cap Growth Fund
Portfolio Manager Comments (continued)
---------------------------------------------------------------
performance is not indicative of future results. Total returns would have been lower had certain expenses not been reduced.


		Essex Large-Cap
Period Ended	Growth Fund	S&P 500 Index
-------------	---------------	-------------
06/30/2003	$ 10,000	$ 10,000
07/31/2003	$ 10,380	$ 10,176
08/31/2003	$ 10,590	$ 10,375
09/30/2003	$ 10,430	$ 10,265
10/31/2003	$ 10,930	$ 10,845



				    	Since
Average Annualized Total Returns    	Inception*
-------------------------------- 	----------
Essex Large-Cap Growth Fund		 9.30%
S&P 500 Index				 8.45%


* Commencement of operations was March 1, 2002.

-------------------------------------------------------------
Managers AMG Funds
October 31,2003
-------------------------------------------------------------
Summary of Industry Weightings (unaudited)
-------------------------------------------------------------


			Essex Aggressive	Essex		S&P 500
Major Sectors		Growth Fund		Large-Cap Fund	Index
-------------		----------------	--------------	--------
Consumer Discretionary	10.4%			7.2%		11.3%
Consumer Staples	 3.8			2.4		11.4
Energy			 6.3			4.2		 5.4
Financials		 6.0			5.3		21.1
Health Care		23.3		       12.3		13.2
Industrials		 6.2			6.5		10.2
Information Technology	39.3		       17.5		18.1
Materials		 - 			 - 		 2.9
Telecommunication
 Services		 2.3			1.5		 3.4
Utilities		 - 			 - 		 2.9
Other			 2.4		       43.1		 0.1



-------------------------------------------------------------
Top Ten Holdings (unaudited)
-------------------------------------------------------------


Essex Aggressive Growth Fund	Essex Large-Cap Fund
-------------------------------	-------------------------------
			% Fund				% Fund
			-------				-------
Forest Laboratories, Inc. 3.3%	Microsoft Corp.	  	2.8%
Martek Biosciences Corp.* 3.3	FedEx Corp.		2.6
McData Corp., Class A*	  3.1	Wal-Mart Stores, Inc.	2.4
Broadcom Corp., Class A	  3.0	Forest Laboratories	2.4
Quest Software, Inc.	  3.0	Intel Corp.		2.0
Teva Pharmaceutical 		EMC Corp.		1.9
 Industries, Ltd.*	  2.9	Dell, Inc.		1.8
FedEx Corp.		  2.9	Citigroup, Inc.		1.8
Esperion Therapeutics,Inc.2.4	Teva Pharmaceutical
Goldman Sachs Group, Inc. 2.4  	 Inc., Ltd.		1.8
Amgen, Inc.*		  2.3	Schlumberger, Ltd.	1.7
			-------			      -------
  Top Ten as a Group	 28.6%	  Top Ten as a Group   21.2%
			-------		    	      -------


* Top Ten Holding at April 30, 2003

-------------------------------------------------------------
Essex Aggressive Growth Fund
Schedule of Portfolio Investments
October 31, 2003
-------------------------------------------------------------


						Shares		Value
Common Stocks - 97.6%
Consumer Discretionary - 10.4%
Carmax, Inc.*					44,200 		$ 1,392,742
Citadel Broadcasting Corp.*			 1,210 	 	     23,837
Comcast Corp., Special Class A*			50,000 (1)	  1,631,000
eBay, Inc.*					17,600 (1)	    984,544
InterActiveCorp.*				44,300 (1)	  1,626,253
Viacom, Inc., Class B*				20,000		    797,400
XM Satellite Radio Holdings, Inc.*		89,200 (1)	  1,807,192
								-----------
  Total Consumer Discretionary 					  8,262,968
								-----------
Consumer Staples - 3.8%
NBTY, Inc.*					61,000		  1,662,250
Wal-Mart Stores, Inc.				23,900		  1,408,905
								-----------
  Total Consumer Staples 					  3,071,155
								-----------
Energy - 6.3%
Apache Corp.					24,080		  1,678,858
BJ Services Co.*				19,400		    636,514
ENSCO International, Inc.			27,000		    711,450
Nabors Industries, Ltd.*			13,900		    525,420
Schlumberger, Ltd.				16,700		    784,399
Smith International, Inc.*			10,000 (1)	    372,300
Weatherford International, Ltd.*		 8,800		    305,800
								-----------
  Total Energy 							  5,014,741
								-----------
Financials - 6.0%
American International Group, Inc.		10,000		    608,300
Axis Capital Holdings, Ltd.			17,600		    440,880
Goldman Sachs Group, Inc.			20,000		  1,878,000
Willis Group Holdings, Ltd.*			44,400 (1)	  1,478,520
XL Capital, Ltd.				 5,400		    375,300
								-----------
  Total Financials 						  4,781,000
								-----------
Health Care - 23.3%
Allergan, Inc. 					18,300		  1,383,846
Amgen, Inc.*					30,000		  1,852,800
Esperion Therapeutics, Inc.*			80,200		  1,914,374
Forest Laboratories, Inc.*			52,300		  2,615,523
Gilead Sciences, Inc.*				26,400		  1,440,912
Martek Biosciences Corp.* 			53,900		  2,609,299
Medtronic, Inc.					24,100		  1,098,237
Protein Design Labs, Inc.*			51,700 (1)	    696,916
Respironics, Inc.*				38,900		  1,621,741
Telik, Inc.*					48,100		    977,392
Teva Pharmaceutical Industries,
 Ltd., Sponsored ADR 				41,100		  2,338,179
								-----------
  Total Health Care 						 18,549,219
								-----------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Essex Aggressive Growth Fund
Schedule of Portfolio Investments (continued)
-------------------------------------------------------------


						Shares		Value
Industrials - 6.2%
CoStar Group, Inc.*				 9,980 		$ 375,747
FedEx Corp.					30,600	 	2,318,256
Marten Transport, Ltd.*				29,670		  772,607
Ryanair Holdings PLC*				28,900 (1)      1,488,350
							      -----------
  Total Industrials 						4,954,960
							      -----------
Information Technology - 39.3%
3Com Corp.*				       136,800 (1)	  984,960
Autodesk, Inc.					37,900		  729,575
Broadcom Corp., Class A*			75,000		2,396,250
Concur Technologies, Inc.*			80,400		  922,188
Cray, Inc.*					61,200		  796,824
Digital Theater Systems, Inc.			 2,100		   67,200
Documentum, Inc.*				43,400		1,291,150
Dot Hill Systems Corp.*			       122,650		1,644,737
EMC Corp.*				       110,600		1,530,704
GlobespanVirata, Inc.*			       162,300		  999,768
Hyperion Solutions Corp.*			54,700 		1,831,903
iPass, Inc.					   945		   17,549
Linear Technology Corp.				31,000		1,320,910
Magma Design Automation, Inc.*			26,300		  637,249
Maxim Integrated Products, Inc.			16,800		  835,128
McData Corp., Class A*			       238,300		2,461,639
Microsoft Corp.					33,000		  862,950
MicroStrategy, Inc.*				32,900		1,809,500
NetScreen Technologies, Inc.*			68,800		1,831,455
Nokia Corp., Sponsored ADR 			91,500 (1)	1,554,585
Photon Dynamics, Inc.*				 5,600		  211,792
Quest Software, Inc.*			       159,400 (1)	2,375,060
Storage Technology Corp.*			54,000		1,301,400
Synopsys, Inc.*					40,000	 	1,268,800
Yahoo!, Inc.*					36,400 (1)	1,590,680
							      -----------
  Total Information Technology 				       31,273,956
							      -----------
Telecommunication Services - 2.3%
China Telecom Corp., Ltd.*			55,600 (1)	1,806,444
							      -----------
Total Common Stocks
(cost $62,387,028)					       77,714,443
							      -----------
Short-Term Investments - 23.0%

Other Investment Companies - 21.8%
Bank of New York Institutional Cash
 Reserves Fund, 1.126% (2), (3) 	    13,733,854         13,733,854
JPMorgan Prime Money Market Fund,
 Institutional Class Shares,0.910% (2)	     3,604,676 		3,604,676
Total Other Investment Companies
(cost $17,338,530)					       17,338,530
							      -----------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Essex Aggressive Growth Fund
Schedule of Portfolio Investments (continued)
-------------------------------------------------------------


						Principal
						Amount 		Value
Other Short-Term Investments -1.2%
American Honda Finance Corp., 1.034%,
  due 01/16/04 (2), (3)				$ 250,317 	$ 250,317
Bank of America Master Trust, 1.120%,
  due 05/17/04 (2), (3)				  500,622	  500,622
Principal Life Global Corp., 1.126%,
  due 11/14/03 (2), (3)				  250,700	  250,700
							      -----------
Total Other Short-Term Investments (cost $1,001,639)		1,001,639
							      -----------
Total Short-Term Investments (cost $18,340,169)	   	       18,340,169
							      -----------
Total Investments - 120.6% (cost $80,727,197)	 	       96,054,612

Other Assets, less Liabilities - (20.6)%           	      (16,439,365)
							      -----------
Net Assets - 100.0%					      $79,615,247
							      ===========

Note: Based on the cost of investments of $80,747,154 for Federal income tax purposes at October 31, 2003, the aggregate gross unrealized appreciation and depreciation were $16,190,014 and $882,556, respectively, resulting in net unrealized appreciation of investments of $15,307,458.

* Non-income-producing securities.

(1) Some of these shares, amounting to a market value of $13,947,391, or 17.5% of net assets, were out on loan to various brokers.

(2) Yields shown for these investment companies represent the October 31,2003,seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) Collateral received from brokers for securities lending was invested in these short-term investments.

Investments Abbreviations:
--------------------------
ADR: Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Essex Large-Cap Growth Fund
Schedule of Portfolio Investments
October 31, 2003
-------------------------------------------------------------



						Shares	Value
Common Stocks - 56.9%
Consumer Discretionary - 7.2%
Bed Bath & Beyond, Inc.*			   450	$ 19,008
Carmax, Inc.*					   475	  14,967
Comcast Corp., Special Class A*		   	   575	  18,757
Dollar Tree Stores, Inc.*			   450	  17,181
TJX Cos., Inc. 					   850	  17,842
Viacom, Inc., Class B*				   375 	  14,951
							--------
  Total Consumer Discretionary 				 102,706
							--------
Consumer Staples - 2.4%
Wal-Mart Stores, Inc.				   580	  34,191
							--------
Energy - 4.2%
Apache Corp.					   250 	  17,430
Baker Hughes, Inc.				   300	   8,478
Nabors Industries, Ltd.*			   250	   9,450
Schlumberger, Ltd.				   525	  24,659
							--------
  Total Energy 						  60,017
							--------
Financials - 5.3%
American International Group, Inc.		    75	   4,562
Citigroup, Inc.					   550	  26,070
Goldman Sachs Group, Inc.			   200	  18,780
Merrill Lynch & Co., Inc.			   300	  17,760
Wells Fargo & Co.				   150	   8,448
							--------
  Total Financials 					  75,620
							--------
Health Care - 12.3%
Amgen, Inc.*					   350	  21,616
Barr Laboratories, Inc.*			   255	  19,576
Forest Laboratories, Inc.*			   675	  33,756
Genentech, Inc.*				   250	  20,493
Gilead Sciences, Inc.*				   275	  15,010
Martek Biosciences Corp.*			   350	  16,944
Medtronic, Inc.					   525	  23,924
Teva Pharmaceutical Industries, Ltd.,
 Sponsored ADR 					   450	  25,600
							--------
  Total Health Care 					 176,919
							--------
Industrials - 6.5%
3M Co.						   250	  19,718
FedEx Corp.					   500	  37,879
General Electric Co.				   550	  15,956
United Parcel Service, Inc., Class B 		   275 	  19,943
							--------
  Total Industrials 					  93,496
							--------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Essex Large-Cap Growth Fund
Schedule of Portfolio Investments (continued)
-------------------------------------------------------------


						Shares	Value
Information Technology - 17.5%
Broadcom Corp., Class A*			  475 	$ 15,176
Cisco Systems, Inc.*				1,050 	  22,029
Dell, Inc.*					  725	  26,187
Diebold, Inc.					  325	  18,545
EMC Corp.* 					2,000	  27,680
Intel Corp.					  875	  28,919
Maxim Integrated Products, Inc.			  400	  19,884
McData Corp., Class A*				1,525	  15,753
Microsoft Corp.					1,525	  39,878
Nokia Corp., Sponsored ADR 			1,075	  18,264
QLogic Corp.*					  350	  19,618
							--------
  Total Information Technology 				 251,933
							--------
Telecommunication Services - 1.5%
China Telecom Corp., Ltd.*			  650 	  21,119
							--------
Total Common Stocks
(cost $751,446)						 816,001
							--------
Other Investment Company - 4.5%
JPMorgan Prime Money Market Fund,
  Institutional Class Shares,0.91% (1)
(cost $64,061)					64,061 	  64,061
							--------
Total Investments - 61.4%
(cost $815,507)						 880,062
							--------
Other Assets, less Liabilities - 38.6%			 553,895

Net Assets - 100.0%				     $ 1,433,957
						     ===========


Note: Based on the cost of investments of $816,747 for Federal income tax purposes at October 31, 2003, the aggregate gross unrealized appreciation and depreciation were $75,292 and $11,977, respectively, resulting in net unrealized appreciation of investments of $63,315.

* Non-income-producing securities.

(1) Yield shown for this investment company represents the October 31, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Investments Abbreviations:
--------------------------
ADR: Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Managers AMG Funds
Statements of Assets and Liabilities
October 31,2003
-------------------------------------------------------------


					Essex Aggressive	Essex Large-Cap
					Growth Fund		Growth Fund
					----------------	---------------
Assets:
-------
 Investments at value			$ 96,054,612		$880,062
 Receivable for investments sold	     623,312		   8,471
 Receivable for Fund shares sold	    -			 525,000
 Receivable due from Investment
  Advisor				    -			  41,413
 Dividends, interest and other
  receivables				      51,298		     589
 Prepaid expenses			      30,146		   5,461
					------------	      ----------
	Total assets			  96,759,368	       1,460,996
					------------	      ----------
Liabilities:
------------
 Payable upon return of securities
  loaned				  14,735,493		   -
 Payable for investments purchased	   2,243,654		   2,132
 Payable for Fund shares repurchased 	       2,114		   -
 Accrued expenses:
  Investment advisory and management
   fees					      67,399		   -
  Audit fees				      34,041		   9,017
 Transfer agent fees			      31,600		   7,400
 Custodian fees				       8,451		   3,393
 Other					      21,369		   5,097
					------------	      ----------
	Total liabilities		  17,144,121		  27,039
					------------	      ----------
Net Assets				$ 79,615,247	      $1,433,957
					============	      ==========
Institutional Class Shares:
---------------------------
 Net Assets				$ 78,472,788	      $1,433,957
					------------	      ----------
 Shares outstanding			   8,751,723		 131,228
					------------	      ----------
 Net asset value, offering and
  Redemption price per share		       $8.97		  $10.93
					    ========		========
Investor Class Shares:
----------------------
 Net Assets				 $ 1,142,459		   n/a
					------------	      ----------
 Shares outstanding			     128,250		   n/a
					------------	      ----------
 Net asset value, offering and
  Redemption price per share		       $8.91		   n/a
					    ========		========
Net Assets Represent:
---------------------
 Paid-in capital			$177,891,400 	      $1,365,682
 Undistributed net investment income   -   			   -
 Accumulated net realized gain (loss)
  from investments			(113,603,568)		   3,720
 Net unrealized appreciation of
  investments				  15,327,415		  64,555
					------------	      ----------
Net Assets			         $79,615,247 	     $ 1,433,957
					============	     ===========

Investments at cost			 $80,727,197 	       $ 815,507
					------------	      ----------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Managers AMG Funds
Statements of Operations
-------------------------------------------------------------


					Essex Aggressive	Essex Large-Cap
					Growth Fund		Growth Fund
					----------------	---------------
					For the fiscal		For the fiscal
					  year ended		period* ended
					October 31, 2003	October 31, 2003
					----------------	----------------
Investment Income:
------------------
	Dividend income			$   309,985		$    2,270
	Interest income			     37,263		       209
	Securities lending fees		     19,601			 -
					-----------		----------
	Total investment income		     56,864 		     2,479
					-----------		----------
Expenses:
---------
	Investment advisory and
 	 management fees		    728,179 	   	     1,859
	Transfer agent			     86,277 	   	     7,400
	Professional fees		     65,590 		    27,658
	Custodian			     32,624 		     4,400
	Registration fees		     33,741 	             2,066
	Trustees fees			     13,122 		       962
	Insurance			      4,148 		        25
	Distribution fees - Investor Class    2,053 			 -
	Miscellaneous			      5,888 	   	     1,629
	Total expenses before
		expense offsets             971,622 	 	    45,999
					-----------		-----------
	Less:	Expense reimbursement		 -   		   (43,272)
	Net expenses			    971,622 	 	     2,727
					-----------		-----------
		Net investment loss 	   (914,758)		      (248)
					-----------		-----------
Net Realized and Unrealized Gain:
---------------------------------
	Net realized gain on
	 Investments			  5,141,102 	  	     3,967
	Net unrealized appreciation
	 of investments			 13,359,775 		    64,555
	Net realized and		-----------		-----------
	 unrealized gain		 18,500,877 		    68,522
					-----------		-----------
Net Increase in Net Assets
	Resulting from Operations	$17,586,119 		   $66,004
					===========		===========


* Commencement of operations was June 30, 2003.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Essex Aggressive Growth Fund
Statement of Changes in Net Assets
-------------------------------------------------------------


					For the fiscal year ended
						October 31,
					----------------------------
					   2003	   	    2002
					-----------	------------
Decrease in Net Assets
 From Operations:
--------------------------------
	Net investment loss		$(914,758)	  $(946,543)
	Net realized gain (loss)
	 on investments			5,141,102	(17,783,557)
	Net unrealized appreciation
	(depreciation) of investments  13,359,775 	 (1,212,792)
	Net increase (decrease) in net
	 assets resulting from 	       -----------	------------
  	 operations		       17,586,119 	(19,942,892)
				       -----------	------------

 From Capital Share Transactions:
---------------------------------
  Institutional Class Shares: *
------------------------------
	Proceeds from sale of shares	 6,701,428 	 16,250,813
	Increase from conversion shares	    -		101,871,125
	Cost of shares repurchased     (16,211,626)	(35,158,698)
	Increase (decrease) from
	 Institutional Class share     -----------	------------
 	 transactions			(9,510,198)	 82,963,240
				       -----------	------------
  Investor Class Shares:
------------------------
	Proceeds from sale of shares 	   655,244 	 14,838,381
	Decrease from conversion shares	    -          (101,871,125)
	Cost of shares repurchased	  (195,816)	(36,647,242)
	Increase (decrease) from Investor ---------	------------
	 Class share transactions	   459,428     (123,679,986)
				       -----------	------------
	Total increase (decrease)
	 in net assets		 	 8,535,349 	(60,659,638)
				       -----------	------------
Net Assets:
-----------
	Beginning of year		70,769,913 	131,429,551
				       -----------	------------
	End of year		       $79,305,262 	$70,769,913
				       -----------	------------
	End of year undistributed
	 net investment income		   $-   	     $-
				       -----------	------------
Share Transactions:
-------------------
 Institutional Class Shares: *
------------------------------
	Sale of shares			   850,069 	  2,036,539
	Increase from conversion shares	    -	 	 12,407,362
	Shares repurchased		(2,086,773)	 (4,455,474)
	Increase (decrease)	       -----------	------------
	in Institutional Class shares   (1,236,704)	  9,988,427
				       -----------	------------
 Investor Class Shares:
-----------------------
	Sale of shares			    85,182 	  1,682,846
	Decrease from conversion shares	    -		(12,407,362)
	Shares repurchased		   (24,754)	 (4,056,123)
	Increase (decrease)	       -----------	------------
	 in Investor Class shares	    60,428 	(14,780,639)
				       -----------	------------

* Institutional Class Shares commenced operations on March 1, 2002.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Essex Large-Cap Growth Fund
Statement of Changes in Net Assets
-------------------------------------------------------------


					  For the fiscal
					  period ended
					  October 31,
					     2003*
					  --------------
Decrease in Net Assets
 From Operations:
----------------------
	Net investment loss		    $     (248)
	Net realized gain on investments	 3,967
	Net unrealized appreciation
	 of investments				64,555
	Net increase in net assets 	     -----------
	 resulting from operations		68,274
					     -----------
 From Capital Share Transactions:
---------------------------------
  Institutional Class Shares:
	Proceeds from sale of shares	     1,365,683
	Cost of shares repurchased		  -
	 Increase from Institutional
	  Class share transactions	     1,365,683
					   -----------
Total increase in net assets 		     1,433,957
					   -----------
Net Assets:
-----------
	Beginning of period			  -
					  ------------
	End of period			  $  1,433,957
	End of period undistributed	  ------------
	  net investment income		  $       -
					  ------------
Share Transactions:
-------------------
 Institutional Class Shares:
	Sale of shares			      131,228
	Shares repurchased			  -
					  ------------
Increase in Institutional Class shares        131,228
					  ------------

* Commencement of operations was June 30, 2003.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------
Essex Aggressive Growth Fund-Institutional Class
Financial Highlights
For a share outstanding throughout each period
-------------------------------------------------------------



					For the			For the fiscal
					fiscal year ended	period* ended
Institutional Class Shares:		October 31, 2003	October 31, 2002
===========================		-----------------	----------------
Net Asset Value, Beginning of Period     $7.04 			$8.21
					-------			-----
Income from Investment Operations:
----------------------------------
	Net investment loss		 (0.07)			(0.06)
	Net realized and unrealized
	gain (loss) on investments	  2.00 			(1.11)
					-------			------
	Total from investment operations  1.93 			(1.17)
					-------			------

Net Asset Value, End of Period	 	 $8.97 			$7.04
					======			=====
==========================================================================
Total Return (a)			 27.41%		      (14.25)% (b)
--------------------------------------------------------------------------
Ratio of net expenses to average
  net assets				 1.33%			1.39%  (c)

Ratio of net investment loss
  to average net assets 		(0.83)%		       (1.06)% (c)

Portfolio turnover			 111%			170%   (b)

Net assets at end of period
  (000's omitted)		       $79,615 			$70,295
==========================================================================
Ratios absent expense offsets (d):
----------------------------------
Ratio of total expenses to
 average net assets			-			1.40%  (c)

Ratio of net investment loss
 to average net assets			-			(1.07)%(c)
==========================================================================


* At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares. Results prior to March 1, 2002 are reflected in the financial highlights of the Investor Class.

(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.

(b) Not annualized.

(c) Annualized.

(d) Ratio information assuming no reduction of Fund expenses.

-------------------------------------------------------------
Essex Aggressive Growth Fund-Investor Class
Financial Highlights
For a share outstanding throughout each year
-------------------------------------------------------------


						For the fiscal year
						ended October 31,
				------------------------------------------------
Investor Class Shares:		2003 	2002 		2001 		2000
======================		----	----		----		----
Net Asset Value,
 Beginning of Year		$7.01 	$8.85 		$16.94     	$10.00
				------  ------          ------		------
Income from Investment
 Operations:

  Net investment loss		(0.07)	(0.08)		(0.05)  	(0.06)
  Net realized and unrealized
   gain (loss) on investments	 1.97 	(1.76)		(8.04)	  	 7.00
Total from investment		------  ------          ------		------
 operations			 1.90 	(1.84)		(8.09)	 	 6.94
				------  ------          ------		------
Net Asset Value, End of Year	$8.91 	$7.01 		$8.85    	$16.94
				======  ======		======		======

====================================================================================
Total Return 		        27.10% (20.79)%(a)     (47.76)%(a) 	69.40% (a)
------------------------------------------------------------------------------------
Ratio of net expenses
 to average net assets		1.58%	1.10% (b)   	 1.10% (b)	 1.10% (b)

Ratio of net investment loss
 to average net assets 	  	(1.08)%	(0.82)% (b)     (0.41)% (b) 	(0.49)% (b)

Portfolio turnover		  111%	 170%	  	  212%		  160%

Net assets at end
 of year (000's omitted)    	$1,142	 $475 		$131,430        $332,582
====================================================================================
Ratios absent expense offsets (c):
----------------------------------
Ratio of total expenses
 to average net assets		    - 	 1.20%		 1.16%		1.13%

Ratio of net investment loss
 to average net assets		    - 	(0.91)%		(0.47)%   	(0.52)%
====================================================================================

(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.

(b) Ratio reflects expense reimbursements that were in effect prior to March 1, 2002.

(c) Ratio information assuming no reduction of Fund expenses.

-------------------------------------------------------------
Essex Large-Cap Growth Fund
Financial Highlights
For a share outstanding throughout the period
-------------------------------------------------------------


					For the fiscal
					period* ended
					October 31, 2003
					----------------
Net Asset Value, Beginning of Period	$10.00
					-------
Income from Investment Operations:
----------------------------------
	Net investment loss		(0.00) (#)
	Net realized and unrealized
	 gain on investments		 0.93
					-------
	Total from investment operations 0.93
					-------
Net Asset Value, End of Period	    	$10.93
					=======
===============================================================
Total Return (a)			9.30% (b)
---------------------------------------------------------------

Ratio of net expenses to average
 net assets				1.10%   (c)
Ratio of net investment loss
 to average net assets 			(0.10)% (c)
Portfolio turnover			 32%    (b)
Net assets at end of period
  (000's omitted) 			$1,434
===============================================================
Ratios absent expense offsets (d):
----------------------------------
Ratio of total expenses to average
 net assets				18.51%   (c)

Ratio of net investment loss
 to average net assets			(17.51)% (c)
===============================================================



* Commencement of operations was June 30, 2003.

(#) Rounds to less than (0.005).

(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.

(b) Not annualized.

(c) Annualized.

(d) Ratio information assuming no reduction of Fund expenses.

-------------------------------------------------------------
Notes to Financial Statements
October 31, 2003
-------------------------------------------------------------

(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Essex Aggressive Growth Fund ("Aggressive Growth"),and Essex Large-Cap Fund ("Large-Cap")(each a "Fund" and collectively the "Funds").

Currently, only Aggressive Growth offers both Institutional and Investor Class shares. Aggressive Growth commenced issuing Institutional Class shares on March 1, 2002. At the close of business February 28, 2002, all existing shares of Aggressive Growth were converted to Institutional Class shares on a one-for-one basis. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $100,000.
Investor shares are offered to all other investors. Each class represents interest in the same assets of Aggressive Growth and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of Aggressive Growth, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of Aggressive Growth. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Large-Cap currently offers only Institutional shares. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment compa-

-------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------

nies are valued at their end of day net asset value per share. Securities (including derivatives)and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a "balance credit" agreement with The Bank of New York ("BNY") whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the year ended October 31, 2003, the custodian expense was not reduced under this arrangement for either Fund.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

As of October 31, 2003, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of undistributed short-term losses of $113,583,710 for Aggressive Growth and undistributed short-term gains of $4,960 for Large-Cap.

The Funds' hereby designate the maximum amounts allowable of their net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Tax Act of 2003. The 2003 Form 1099-DIV you receive for each Fund, will show the tax status of all distributions paid to you during the year.

-------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------
(e) Federal Taxes
-----------------
Each Fund intends to comply with the requirements under Subchapter
M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
As of October 31, 2003, Aggressive Growth had accumulated net realized capital loss carryovers of $1,373,806, $94,443,427 and $17,766,477. These amounts may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2008, 2009 and 2010, respectively. As of October 31, 2003, Large-Cap did not have any capital loss carryovers.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of Institutional and Investor shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds' policy on investment valuation.

At October 31, 2003, certain shareholders and omnibus shareholder accounts individually held greater than 10%of the outstanding shares of the following Funds: Aggressive Growth Institutional Share Class-2 own 36%; Large-Cap - 1 affiliated and 2 unaffiliated shareholders collectively own 96%. Transactions by these shareholders may have a material impact on the respective Fund.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Funds' investment portfolios are managed by Essex Investment Management Company, LLC ("Essex"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Essex with respect to each of the Funds. AMG indirectly owns a majority interest in Essex. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Aggressive Growth is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Aggressive Growth 1.00% of the average daily net assets of the Fund for its services as sub-advisor. Large-Cap is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 0.75% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Large-Cap 0.75% of the average daily net assets

-------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------

of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Funds.

Prior to the commencement of offering of the Aggressive Growth Institutional Class shares on March 1, 2002, the Investment Manager had voluntarily agreed to reimburse the Fund to the extent total annual operating expenses of the Fund exceed 1.10% of the Fund's average daily net assets. The Investment manager also agreed, through March 1, 2004, to reimburse Large-Cap to the extent total annual operating expenses of Large-Cap exceed 1.10% of the Fund's daily net assets. Aggressive Growth Institutional and Large-Cap are obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Fund's operating expenses (excluding interest, taxes, brokerage, and any other extraordinary expense) in any such future year to exceed 1.10% of the Fund's average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. During the period October 1, 2000 through February 28, 2002,the Investment Manager reimbursed Aggressive Growth $157,907. At October 31, 2003, the cumulative amount of unreimbursed expenses for Large-Cap was $43,272. The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Funds and other affiliated funds in the Trust and in the complex.

Aggressive Growth has entered into a distribution agreement with MDI to act as distributor of the Investor Class shares. Aggressive Growth has adopted a distribution plan to pay for the marketing of the shares. Pursuant to the distribution agreement and Aggressive Growth's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of Aggressive Growth Investor Class' average daily net assets.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the fiscal year ended October 31, 2003, for Aggressive Growth were $81,248,458 and $91,687,043, respectively, and for Large-Cap were $988,989 and $241,510, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

(4)Portfolio Securities Loaned
------------------------------
Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collat-

-------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------
eral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) Commitments and contingencies
---------------------------------
In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.
The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

-------------------------------------------------------------
Report of Independent Auditors
-------------------------------------------------------------
To the Trustees of Managers AMG Funds and the Shareholders of
Essex Aggressive Growth Fund and Essex Large-Cap Growth Fund
In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Essex Aggressive
Growth Fund and Essex Large-Cap Growth Fund (hereafter referred to as the "Funds"), at October 31, 2003,and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston,Massachusetts
December 23, 2003

-------------------------------------------------------------
Trustees and Officers (unaudited)
-------------------------------------------------------------

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust:
40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that
(a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by two-thirds of the remaining Trustees and; (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

Independent Trustees
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:



Name, Date of
Birth, Number of
Funds Overseen in 		Principal Occupation(s) During Past 5
Fund Complex*			Years and Other Directorships Held by Trustee
----------------------------	--------------------------------------------------
Jack W. Aber, 9/9/1937		Professor of Finance, Boston University School of
* Trustee since 1999		Management (1972-Present); Trustee of Appleton
* Oversees 21 Funds in 		Growth Fund (1 portfolio); Trustee of Third Avenue
Fund Complex			Trust (4 portfolios); Trustee of Third Avenue
				Variable Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
William E. Chapman, II, 	President and Owner, Longboat Retirement Planning
9/23/1941			Solutions (1998-Present); Hewitt Associates, LLC
* Trustee since 1999		(part time) provider of Retirement and Investment
* Oversees 21 Funds in 		Education Seminars); President Retirement Plans Group,
Fund Complex			Kemper Funds (1990-1998); Trustee of Third Avenue
				Trust (4 portfolios); Trustee of Third Avenue Variable
				Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
Edward J. Kaier, 9/23/1945	Partner, Hepburn Willcox, Hamilton & Putnam
* Trustee since 1999		(1977-Present); Trustee of Third Avenue Trust
* Oversees 21 Funds in 		(4 portfolios); Trustee of Third Avenue Variable
Fund Complex			Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
Eric Rakowski, 6/5/1958		Professor, University of California at Berkeley
* Trustee since 1999		School of Law (1990-Present); Visiting Professor,
* Oversees 21 Funds in 		Harvard Law School (1998-1999); Trustee of Third
Fund Complex			Avenue Trust (4 portfolios); Trustee of Third
				Avenue Variable Series Trust (1 portfolio)
----------------------------	--------------------------------------------------


*  The Fund complex consists of Managers AMG Funds, The Managers
Funds, The Managers Trust I and The Managers Trust II.


Interested Trustees
-------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

---------------------------------------------------------------
Trustees and Officers (continued)
---------------------------------------------------------------



Name, Date of
Birth, Number of
Funds Overseen in 		Principal Occupation(s) During Past 5
Fund Complex*			Years and Other Directorships Held by Trustee
----------------------------	--------------------------------------------------
Sean M. Healey, 5/9/1961	President and Chief Operating Officer, Affiliated
* Trustee since 1999		Managers Group, Inc. (1999-Present); Director,
* Oversees 21 Funds in 		Affiliated Managers Group, Inc. (2001-Present);
Fund Complex			Executive Vice President, Affiliated Managers Group,
				Inc. (1995-1999); Vice President, Goldman, Sachs &
				Company (1987-1995); No other directorships held by
				trustee.
----------------------------	--------------------------------------------------
Peter M. Lebovitz, 1/18/1955	President and Chief Executive Officer, The Managers
* Trustee since 1999		Funds LLC (1999-Present); President Managers
* Oversees 21 Funds in 		Distributors, Inc. (2000-Present); Director of
Fund Complex			Marketing, The Managers Funds, LP (1994-1999);
				Director of Marketing, Hyperion Capital Management,
				Inc. (1993-1994); Senior Vice President, Greenwich
				Asset Management, Inc. (1989-1993); No other
				directorships held by trustee.
----------------------------	--------------------------------------------------




* The Fund complex consists of Managers AMG Funds, The Managers
Funds, The Managers Trust I and The Managers Trust II.



Officers
--------


Name, Date of
Birth, Position(s)
Held With Fund &
Length of Time Served		Principal Occupation(s) During Past 5 Years
----------------------------	--------------------------------------------------
Galan G. Daukas, 10/24/1963	Chief Operating Officer, The Managers Funds LLC,
* Chief Financial Officer 	(2002-Present); Chief Financial Officer, The
since 2002			Managers Funds, Managers Trust I and Managers
				Trust II (2002-Present); Chief Operating Officer
				and Chairman of the Management Committee, Harbor
				Capital Management Co., Inc. (2000-2002); Chief
				Operating Officer, Fleet Investment Advisors
				(1992-2000)
----------------------------	--------------------------------------------------
Donald S. Rumery, 9/23/1958	Director, Finance and Planning, The Managers Funds
* Treasurer since 1999		LLC (1994-Present); Treasurer and Chief Financial Officer,
				Managers Distributors, Inc. (2000-Present);
				Treasurer, The Managers Funds (1995-Present); Secretary,
				The Managers Funds (1997-Present); Treasurer and Secretary;
				Managers Trust I & Managers Trust II (2000-Present)
----------------------------	--------------------------------------------------
John Kingston III, 10/23/1965	Senior Vice President and General Counsel,
Secretary since 1999		Affiliated Managers Group, Inc. (2002-Present);
				Vice President and Associate General Counsel, Affiliated
				Managers Group, Inc. (1999-2002); Director and Secretary,
				Managers Distributors, Inc. (2000-Present); Served in a
				general counsel capacity, Morgan Stanley Dean Witter
				Investment Management, Inc. (1998-1999); Associate,
				Ropes and Gray (1994-1998)
----------------------------	--------------------------------------------------


[AMG Logo omitted]

Managers AMG Funds



Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
-----------
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879.Distributed by Managers Distributors, Inc., member NASD.


		    www.managersamgfunds.com
		     www.managersfunds.com

Item 2.  CODE OF ETHICS.
=====================================================================
Registrant has adopted a Code of Ethics.  See attached Exhibit 10(a).



Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
=====================================================================
Registrant's Board of Trustees has determined that independent Trustee Mr. Jack Aber qualifies as the Audit Committee Financial Expert. Mr. Aber is "independent" as such term is defined in Form N-CSR.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
=====================================================================
Not applicable.



Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
=====================================================================
Not applicable.



Item 6. [RESERVED]
=====================================================================



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
	CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
=====================================================================
Not applicable.




Item 8. [RESERVED]
=====================================================================



Item 9.  CONTROLS AND PROCEDURES.
=====================================================================
    (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

    (b)	Internal Controls.  There were no significant changes in the
	Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  EXHIBITS
=====================================================================
    (a)	Any code of ethics or amendments hereto.  Filed herewith.

    (b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

    (c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President


Date:	December 31, 2003
	-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President


Date:	December 31, 2003
	-----------------


By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:	December 31, 2003
	-----------------